Business Combination	12 Months Ended
Feb. 28, 2023
Business Combinations [Abstract]
Business Combination

3. BUSINESS COMBINATION

Business combinations during the year ended February 28, 2021:

On February 7, 2018, the Group acquired 50% equity interest of Shanghai Huashi Dongfang Digital Publishing Co., Ltd. ("Huashi Dongfang") for a total consideration of RMB1,300. The Group accounted for the investment under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of RMB25 and RMB5 in loss from equity method investments for the years ended February 29, 2020 and February 28, 2021, respectively. On April 22, 2020 the Group acquired another 19.97% equity interest of Huashi Dongfang for a total consideration of RMB1,330. Both were fully paid as of February 28, 2021. As a result of these transactions, the Group obtained control in this entity and therefore accounted for these transactions as step acquisition. The goodwill and non-controlling interests acquired from the acquisition were RMB1,804 and RMB1,174, respectively. Pro forma results of operations for this acquisition have not been presented as they are not material to the Group’s consolidated results.

On September 1, 2020, the Group acquired 80% equity interest of Shanghai Jiahe International Travel Service Co., Ltd. ("Jiahe") for a total consideration of RMB800 which was fully paid as of February 28, 2021. The intangible assets and non-controlling interests acquired from the acquisition were RMB302 and RMB200, respectively. Pro forma results of operations for this acquisition have not been presented as they are not material to the Group’s consolidated results.

Revenue and net loss of Huashi Dongfang and Jiahe aggregately included in the consolidated statements of operations for the year ended February 28, 2021 were RMB213 and RMB258, respectively. The transaction cost for the acquisitions of Huashi Dongfang and Jiahe was immaterial.

Business combinations during the year ended February 28, 2022:

On July 1, 2020, the Group acquired 40% equity interest of Shanghai Jing’an Four Seasons Bridge Club (“Bridge Club”) for a consideration of RMB200, and accounted the investment under equity method as the Group has the ability to exert significant influence. On March 1, 2021, the Company acquired another 30% equity interest of Bridge Club for a consideration of RMB600. As a result of these transactions, the Group obtained the control in Bridge Club and accounted for these transactions as step acquisition. The goodwill and non-controlling interests acquired were RMB589 and RMB11, respectively. Pro forma results of operations for this acquisition have not been presented as they are not material to the Group’s consolidated results.

Four Seasons Online Education (Cayman) Inc. (“FSOL”, a related party of the Group) provides online math tutoring services, namely “52 Math”, to young children in small class, which aim to improve the comprehensive math capacities of young children. On May 1, 2021, the Group acquired the “52 Math” business from FSOL assuming the entity’s liabilities without obtaining its assets, which included all the teachers, students, management and sales team, the administrative information of customers of the “52 Math” business. No other form of considerations were paid. The Group accounted for the acquisition using the purchase method of accounting under ASC 805, Business Combinations. The fair value of net liabilities acquired was RMB4,751, which was the unconsummated tuition fee received in advance by FSOL and assumed by the Group as of the acquisition date. The Group recognized goodwill of RMB4,751. The business combination did not have a material impact on the Group’s consolidated statements of operations and therefore pro forma disclosure have not been presented.